Right-of-use assets	6 Months Ended
Jun. 30, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right-of-use assets
6.	Right-of-use assets

		Production
		and laboratory
	Buildings	equipment	Other	Total
Net book value as at January 1, 2020	$32,246	$912	$96	$33,254
Lease modifications and other remeasurements	(932)	-	-	(932)
Depreciation expense	(1,938)	(296)	(30)	(2,264)
Effect of foreign exchange differences	80	-	-	80
Net book value at June 30, 2020	$29,456	$616	$66	$30,138